Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Statement of Operations Information of the Net Assets Sold (Detail) - Eagle Materials Inc And Grupo Cementos de Chihuahua SAB De C.V. [member] - France [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations And Disposal Groups [line items]
Net sales	$ 1,169	$ 1,194	$ 4,544
Operating costs and expenses	(1,205)	(1,201)	(4,064)
Operating earnings (losses) before other expenses, net	$ (36)	$ (7)	$ 480